MARCH 1, 2019

SUPPLEMENT TO

HARTFORD SCHRODERS US SMALL CAP OPPORTUNITIES FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2019

This Supplement contains new and additional information regarding Hartford Schroders US Small Cap Opportunities Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Jenny B. Jones has announced her plan to retire from Schroder Investment Management North America Inc. later this year. Accordingly, effective April 1, 2019, Ms. Jones will no longer serve as a portfolio manager to Hartford Schroders US Small Cap Opportunities Fund. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows until April 1, 2019:

(1)	Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Schroders US Small Cap Opportunities Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Jenny B. Jones	Portfolio Manager	2003

(2)	Under the heading “The Investment Manager and Sub-Advisers – Portfolio Managers – US Small Cap Opportunities Fund” in the above referenced Statutory Prospectus, the following information is added:

Jenny B. Jones, Portfolio Manager and Head of US Small and SMID Cap Equities of Schroders, has served as portfolio manager of the Fund since 2003. Prior to joining Schroders, Ms. Jones was portfolio manager and Executive Director at Morgan Stanley Investment Advisors Inc.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7459	March 2019

MARCH 1, 2019

SUPPLEMENT TO

HARTFORD SCHRODERS US MIDCAP OPPORTUNITIES FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2019

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGE IN INVESTMENT POLICY

This Supplement contains new and additional information regarding Hartford Schroders US Small/Mid Cap Opportunities Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)	The above referenced Summary Prospectus and Statutory Prospectus reflect changes to the name, strategy and primary benchmark of the Hartford Schroders US Small/Mid Cap Opportunities Fund (the “Fund”), which will occur on May 1, 2019. Effective May 1, 2019, the Fund will change its name from Hartford Schroders US Small/Mid Cap Opportunities Fund to Hartford Schroders US MidCap Opportunities Fund. The Fund currently has a non-fundamental policy to normally invest at least 80% of its assets in securities of companies considered by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), at the time to be small or mid cap companies located in the United States (“80% Policy”). As of May 1, 2019, the Fund will modify its 80% Policy to read as follows: “The Fund normally invests at least 80% of its assets in securities of mid cap companies located in the United States.” In connection with the name change and change in 80% Policy, the Fund is also changing its primary benchmark to the Russell Midcap Index. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows until May 1, 2019:

a.	References to Hartford Schroders US MidCap Opportunities Fund and US MidCap Opportunities Fund are deleted and replaced with Hartford Schroders US Small/Mid Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund, respectively.

b.	Under the headings “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Schroders US MidCap Opportunities Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the sub-section entitled “Principal Investment Strategy” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests primarily in equity securities and will normally invest at least 80% of its assets in securities of companies considered by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), at the time to be small or mid cap companies located in the United States. The Sub-Adviser seeks to identify securities that it believes offer the potential for capital appreciation based on: novel, superior or niche products or services; operating characteristics; quality of management; an entrepreneurial management team; a recent public offering; opportunities provided by mergers, divestitures or new management; or other factors. In addition to these factors, the Sub-Adviser also considers certain environmental, social and/or governance (ESG) factors when assessing investment opportunities as long as those factors are consistent with the Sub-Adviser’s bottom-up fundamental analysis. The Fund may also invest in equity securities of micro cap companies or large cap companies if the Sub-Adviser believes they offer the potential for capital appreciation. The Fund may invest in common and preferred stocks, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (“IPOs”) and real estate investment trusts (“REITs”). For cash management, the Fund may invest in money market funds or cash equivalents.

The Sub-Adviser currently defines small or mid cap companies as companies with a market capitalization within the collective range of the Russell 2500 Index and the MSCI USA SMID Cap Index. As of December 31, 2018, this range was approximately $3.9 million to $21.4 billion. The market capitalization range of these indices changes over time.

c.	Under the headings “Principal Risks” in the above referenced Summary Prospectus and “Hartford Schroders US MidCap Opportunities Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, “Mid-Cap Securities Risk” is replaced with the following:

Mid Cap and Small Cap Securities Risk − Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

d.	Under the headings “Past Performance” in the above referenced Summary Prospectus and “Hartford Schroders US MidCap Opportunities Fund Summary Section – Past Performance” in the above referenced Statutory Prospectus, the average annual total returns table is replaced with the following:

Average annual total returns for periods ending December 31, 2018 (including sales charges)
Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	-16.11%	5.08%	11.53%
– After Taxes on Distributions	-16.54%	3.40%	9.78%
– After Taxes on Distributions and Sale of Fund Shares	-9.22%	3.64%	9.15%
Share Classes (Return Before Taxes)
Class C	-12.75%	6.09%	12.19%
Class I	-11.00%	6.58%	12.45%
Class R3	-11.48%	6.29%	12.30%
Class R4	-11.23%	6.43%	12.38%
Class R5	-10.91%	6.57%	12.45%
Class Y	-10.87%	6.61%	12.47%
Class F	-10.85%	6.61%	12.47%
Class SDR	-10.83%	6.68%	12.51%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	-10.00%	5.15%	13.15%
Russell Midcap Index* (reflects no deduction for fees, expenses or taxes)	-9.06%	6.26%	14.03%

* Effective May 1, 2019, the Russell Midcap Index will become the Fund's primary benchmark and the Russell 2500 Index will become the Fund's secondary benchmark because the Investment Manager believes that the Russell Midcap Index better reflects the Fund's revised investment strategy.

e.	Under the heading “More Information About Risks” in the above referenced Statutory Prospectus, the following changes are made to the risk table with respect to the Fund: a “✓” is added next to “Mid Cap and Small Cap Securities Risk;” the “✓” is deleted next to “Mid Cap Risk;” and the “X” is deleted next to “Small Cap Securities Risk.”

(2)	Jenny B. Jones has announced her plan to retire from Schroder Investment Management North America Inc. later this year. Accordingly, effective April 1, 2019, Ms. Jones will no longer serve as a portfolio manager to the Fund. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows until April 1, 2019:

a.	Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Schroders US MidCap Opportunities Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Jenny B. Jones	Portfolio Manager	2006

b.	Under the heading “The Investment Manager and Sub-Advisers – Portfolio Managers – US MidCap Opportunities Fund” in the above referenced Statutory Prospectus, the following information is added:

Jenny B. Jones, Portfolio Manager and Head of US Small and SMID Cap Equities of Schroders, has served as portfolio manager of the Fund since 2006. Prior to joining Schroders, Ms. Jones was portfolio manager and Executive Director at Morgan Stanley Investment Advisors Inc.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7458	March 2019

MARCH 1, 2019

SUPPLEMENT TO

HARTFORD SCHRODERS FUNDS COMBINED STATEMENT OF ADDITIONAL INFORMATION

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2019

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).

1.	The above referenced SAI reflects the change in name of Hartford Schroders US Small/Mid Cap Opportunities Fund to Hartford Schroders US MidCap Opportunities Fund, which will occur on May 1, 2019. Accordingly, until May 1, 2019, all references in the above referenced SAI to Hartford Schroders US MidCap Opportunities Fund and US MidCap Opportunities Fund shall be replaced with references to Hartford Schroders US Small/Mid Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund, respectively.

2.	Effective April 1, 2019, Ms. Jones will no longer serve as a portfolio manager to Hartford Schroders US Small/Mid Cap Opportunities Fund and Hartford Schroders US Small Cap Opportunities Fund. Accordingly, until April 1, 2019, the above referenced SAI is revised as follows:
a.	Under the heading “Portfolio Managers — Other Accounts Managed or Sub-Advised by Schroders Portfolio Managers,” the following information is added:

FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
US Small/Mid Cap Opportunities Fund
Jenny B. Jones
Other Registered Investment Companies	1	$168	0	$0
Other Pooled Investment Vehicles	7	$5,469	0	$0
Other Accounts	3	$647	1	$197
US Small Cap Opportunities Fund
Jenny B. Jones
Other Registered Investment Companies	1	$1,030	0	$0
Other Pooled Investment Vehicles	7	$5,469	0	$0
Other Accounts	3	$647	1	$197

a.	Under the heading “Portfolio Managers — Compensation of Schroders’ Portfolio Managers,” the last two rows of the table that sets forth the relevant benchmarks for purposes of determining the portfolio managers’ bonuses is deleted and replaced with the following:

Fund/Portfolio Managers	Benchmark
US Small/Mid Cap Opportunities Fund (Ms. Jones and Mr. Kaynor)	Russell 2500 Index
US Small Cap Opportunities Fund (Ms. Jones and Mr. Kaynor)	Russell 2000 Index

b.	Under the heading “Portfolio Managers — Equity Securities Beneficially Owned by Schroders Portfolio Managers,” the following information is added:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Jenny B. Jones	US Small/Mid Cap Opportunities Fund	$1-$50,000
	US Small Cap Opportunities Fund	$1-$50,000

This Supplement should be retained with your SAI for future reference.

March 2019